41. Subsequent Events (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfPhysicalGuaranteeLineItems [Line Items]
Physical guarantee (proportional average MW)	1.2
HPP Gov. José Richa (Salto Caxias)
DisclosureOfPhysicalGuaranteeLineItems [Line Items]
Installed power (MW)		1,240
Physical guarantee (average MW)		605.6
Ownership		100.00%
Installed power (proportional average MW)		1,240
Physical guarantee (proportional average MW)	605.6	605
HPP Gov. Ney Aminthas de Barros Braga (Segredo)
DisclosureOfPhysicalGuaranteeLineItems [Line Items]
Installed power (MW)		1,260
Physical guarantee (average MW)		578.5
Ownership		100.00%
Installed power (proportional average MW)		1,260
Physical guarantee (proportional average MW)	578.5	603
HPP Gov. Bento Munhoz da Rocha Netto (Foz do Areia)
DisclosureOfPhysicalGuaranteeLineItems [Line Items]
Installed power (MW)		1,676
Physical guarantee (average MW)		603
Ownership		100.00%
Installed power (proportional average MW)		1,676
Physical guarantee (proportional average MW)	603.3	576
HPP Dona Francisca
DisclosureOfPhysicalGuaranteeLineItems [Line Items]
Installed power (MW)		125
Physical guarantee (average MW)		76
Ownership		23.00%
Installed power (proportional average MW)		28.8
Physical guarantee (proportional average MW)	17.5	18
HPP Santa Clara e HPP Fundão
DisclosureOfPhysicalGuaranteeLineItems [Line Items]
Installed power (MW)		240.3
Physical guarantee (average MW)		133
Ownership		70.00%
Installed power (proportional average MW)		168.2
Physical guarantee (proportional average MW)	93.1	94.8